SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP.

Certain financial information of prior years has been reclassified to conform with the current year’s presentation to facilitate comparison.

(b)Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the consolidated VIE and VIE’s subsidiaries for which the Company is the ultimate primary beneficiary.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to appoint or remove the majority of the members of the board of directors, to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies under a statute or agreement among the shareholders or equity holders.

The Company applies the guidance codified in ASC 810, Consolidations on accounting for the VIE, which requires a VIE to be consolidated by its primary beneficiary if the equity holders in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional financial support from other parties.

All transactions and balances between the Company, its subsidiaries, the consolidated VIE and VIE’s subsidiaries have been eliminated upon consolidation.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(c)Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet dates and revenues and expenses during the reporting periods. Accounting estimates reflected in the Group’s consolidated financial statements include, but are not limited to, useful lives of property, equipment and software and intangible assets, impairment assessments of long-lived assets and goodwill, fair value of assets acquired and liabilities assumed in a business acquisition and available-for-sale investments, valuation allowance for deferred tax assets, the provision for credit losses of financial assets and valuation of share-based compensation. Management bases the estimates on historical experience, known trends and various other assumptions that are believed to be reasonable under current circumstances. Actual results could differ from those estimates.

(d)Functional currency and foreign currency translation

The Group’s reporting currency is Renminbi (“RMB”). The Company’s functional currency is the United States dollars (“US$”). The respective functional currency of the Company’s subsidiaries, consolidated VIE and VIE’s subsidiaries is determined based on the criteria of ASC 830, Foreign Currency Matters.

Transactions denominated in currencies other than the functional currency are translated into the functional currency of the entity at the exchange rates quoted by authoritative banks prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. Exchange gain or loss resulting from those foreign currency transactions denominated in foreign currencies is recorded in foreign exchange gain/(loss) in the consolidated financial statements.

The financial statements of the Company and subsidiaries located outside the Chinese mainland are translated from their functional currency into RMB. Their assets and liabilities are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Revenues, expenses, gain and loss are translated into RMB using the periodic average exchange rates. The resulting foreign currency translation adjustments are recorded in other comprehensive income/(loss) in the consolidated financial statements.

(e)Convenience translation

Translations of the consolidated balance sheets, the consolidated statements of comprehensive income and the consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2025 are solely for the convenience of the readers, and were calculated at the rate of RMB6.9931 per US$1.00 on December 31, 2025 as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate or at any other rate.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(f)Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurement for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

●	Level 1 – Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 – Include other inputs that are directly or indirectly observable in the marketplace.
●	Level 3 – Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount and the measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

(g)Business acquisition

Business acquisitions are recorded using the acquisition method of accounting in accordance with ASC 805, Business Combinations. The consideration transferred in an acquisition is measured as the aggregate of the fair value of the assets transferred, liabilities incurred and equity instruments issued as of the acquisition date. Transaction cost directly attributable to the acquisition is expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interest. The excess of total of consideration paid, fair value of any non-controlling interest and the acquisition-date fair value of any previously held equity interest in the subsidiary acquired over the fair value of the identifiable net assets of the subsidiary acquired is recorded as goodwill. If the consideration of the acquisition is less than the fair value of net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive income.

(h)Cash and cash equivalents

Cash and cash equivalents include cash on hand, time deposits and highly liquid investments that are readily convertible to known amounts of cash, which have original maturities of three months or less.

(i)Time deposits

Time deposits are fixed deposits in financial institutions with original maturities greater than three months, which are measured at amortized cost. Time deposits with remaining maturities less than twelve months are classified as short-term time deposits, and others are classified as long-term time deposits.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(j)Investments

The Group’s investments mainly include wealth management products, which are either principal-not-guaranteed or have variable interest rates. These investments are measured at fair value with fair value changes recorded in earnings.

The Group also holds debt securities and equity securities. Investments in debt securities are accounted for in accordance with ASC 320, Investments – Debt Securities, and are classified as trading, held-to-maturity or available-for-sale investments. Investments in debt securities that are bought and held principally for the purpose of selling them in the near term are classified as trading investments and measured at fair value with changes in fair value recorded in earnings. Investments in debt securities that the Group has the positive intent and ability to hold to maturity are classified as held-to-maturity investments and measured at amortized cost less allowance for credit losses. Investments in debt securities not classified as trading or as held-to-maturity securities are classified as available-for-sale investments, which are measured at fair value and subject to impairment testing. Their unrealized gains or losses are recognized in other comprehensive income/(loss) and realized gains or loss are recorded in earnings when realized.

Investments in equity securities with readily determinable fair value and over which the Group has no significant influence or control are measured at fair value with changes in fair value recorded in earnings. Investments in equity securities over which the Group has significant influence but does not have control are accounted for using the equity method of accounting. Under the equity method, the Group initially records its investments at cost and subsequently adjusts the carrying amount of its investments to recognize the Group’s proportionate share of the equity investee’s net income/(loss) into earnings. The share of income from equity method investments was insignificant for the years presented.

Investments with remaining maturities less than twelve months or expected to be realized in cash during the next twelve months are classified as short-term investments, and others are classified as long-term investments.

(k)Receivables

The Group’s accounts and notes receivable and other receivables recorded in prepayments and other current assets are within the scope of ASC 326, Credit Losses. To estimate expected credit losses, the Group has identified the relevant risk characteristics of these items, including size, type of the services provided, historical credit loss experience and industry-specific factors. No material allowance for credit losses was recognized as of December 31, 2024 and 2025.

(l)Property, equipment and software

Property, equipment and software are stated at cost less accumulated depreciation and impairment (if any). Property, equipment and software are depreciated over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Category	Estimated useful lives
Electronic equipment	3-5 years
Leasehold improvement	Shorter of lease term or estimated useful life of the assets
Buildings	20 years
Motor vehicles	3-5 years
Furniture and fixtures	5 years
Software	5 years

The Group recognized the gain or loss on the disposal of property, equipment and software in other operating income/(expenses) in the consolidated statements of comprehensive income.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(m)Intangible assets

Intangible assets purchased are initially recognized at cost, and intangible assets acquired in a business acquisition are initially recorded at fair value as of the acquisition date. Intangible assets with finite useful lives are amortized on a straight-line basis over the estimated useful lives, which are determined based on the period of contractual rights or estimated period during which such assets can bring economic benefits to the Group. The estimated useful lives are as follows:

Category	Estimated useful lives
Customer relationships	5-10 years
Trademarks	3-10 years
Technology	10 years
Non-compete agreements	5-6 years
Database	3 years
Domains	10 years

(n)Impairment of long-lived assets other than goodwill

Long-lived assets, such as fixed assets and intangible assets with finite useful lives, are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable. The Group evaluates the recoverability of the long-lived assets by comparing the carrying value of the assets to the undiscounted future cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected undiscounted future cash flows is less than the carrying value of the asset, the Group recognizes an impairment loss based on the excess of the carrying value of the asset over its fair value.

(o)Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired or assumed in a business acquisition. Goodwill is tested for impairment at least annually and more frequently when an event occurs or circumstances change that could indicate that the asset might be impaired. In accordance with ASU 2017-04, Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, the Group first assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory; otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of the reporting unit with its carrying amount, including goodwill. If the carrying amount of the reporting unit exceeds its fair value, an impairment loss equal to the difference between the carrying amount of the reporting unit and its fair value will be recorded. The Group performed impairment assessment for goodwill, and no impairment was recorded for the years presented.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(p)Revenues

The Group accounted for revenues under ASC 606, Revenue from Contracts with Customers. The Group applies the five steps defined under ASC 606: (i) identify the contract(s) with a customer; (ii) identify performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract and (v) recognize revenues when (or as) a performance obligation is satisfied.

According to ASC 606, revenues are recognized net of value-added tax when or as the control of services is transferred to a customer. Depending on the terms of the contract, control of services may be transferred over time or at a point in time. Control of services is transferred over time if one of the following criteria is met: (i) customers simultaneously receive and consume the benefits provided by the Group’s performance; (ii) the Group’s performance creates or enhances an asset that customers control; or (iii) the Group’s performance does not create an asset with an alternative use to the Group and the Group has an enforceable right to payments for performance completed to date. If control of services is transferred over time, revenues are recognized over the period of the contract by reference to the progress towards complete satisfaction of that performance obligation. Otherwise, revenues are recognized at a point in time when customers obtain control of the services.

Online recruitment services to enterprise customers

The Group provides online recruitment services with different kinds of features to enterprise customers, including direct recruitment services such as job postings, and value-added tools such as bulk invite sending, which could be purchased as a part of a package or on a standalone basis.

Based on the pattern by which the Group provides services and how enterprise customers benefit from services, these services can be divided into two categories in terms of revenue recognition: (i) services over a particular subscription period, which provide enterprise customers certain rights during a particular subscription period; for example, paid job postings allow enterprise customers to present certain job positions, receive job seeker recommendations, browse the mini-resume of and chat with a certain number of job seekers in its platform during the subscription period; and (ii) services with definite and limited number of usages within an expiration period, such as bulk invite sending and advanced filter. Accordingly, the Group recognizes its revenues from online recruitment services either over time or at a point in time as following:

●	For services over a particular subscription period, the Group has a stand-ready obligation to deliver the corresponding services on a when-and-if-available basis during the subscription period, and enterprise customers simultaneously and continuously receive and consume the benefits as the Group provides the services throughout the subscription period. Therefore, a time-based measure of progress best reflects the satisfaction of the performance obligations and the Group recognizes related revenues on a straight-line basis over the subscription period.
●	For services with definite and limited number of usages within an expiration period, upon the delivery of the individual services, the Group satisfies its performance obligations and enterprise customers benefit from its performance obligations. Therefore, revenues are recognized at a point in time. If these services are unused within the expiration period, the Group recognizes related revenues when they expire.

Other services

Other services mainly represent paid value-added tools offered to job seekers such as increased exposure of resume and candidate competitive analysis.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(p)Revenues (continued)

Arrangements with multiple performance obligations

Multiple performance obligations exist when enterprise customers purchase subscription packages, which include an array of services. For those services included in subscription packages, the selling prices are consistently made references to the standalone selling prices when sold separately. The Group allocates the transaction price to each performance obligation based on the relative standalone selling price, considering bulk-sale price discounts offered to certain enterprise customers where applicable.

Deferred revenue

The Group records deferred revenue when the Group receives customers’ payments in advance of transferring control of services to customers. Substantially all deferred revenue recorded are expected to be recognized as revenues in the next twelve months.

Remaining performance obligations

Remaining performance obligations represent the amount of contracted future revenues not yet recognized as the amount relate to undelivered performance obligations. Substantially all of the Group’s contracts with customers are within one year in duration. As such, the Group has elected to apply the practical expedient which allows an entity to exclude disclosures about its remaining performance obligations if the performance obligation is part of a contract that has an original expected duration of one year or less.

(q)Cost of revenues

Cost of revenues primarily consists of payment processing cost, payroll and other employee-related expenses, server and bandwidth service cost, server depreciation expenses, and other expenses directly attributable to the performance of the Group’s online recruitment services.

(r)Sales and marketing expenses

Sales and marketing expenses primarily consist of payroll and other employee-related expenses, advertising expenses and rental expenses for the Group’s sales and marketing functions. Advertising expenses primarily include online traffic acquisition cost and brand marketing cost. For the years ended December 31, 2023, 2024 and 2025, advertising expenses were RMB582.1 million, RMB530.4 million and RMB322.8 million, respectively.

(s)Research and development expenses

Research and development expenses primarily consist of payroll and other employee-related expenses, server depreciation expenses and service fees, and rental expenses for research and development functions. All research and development costs are expensed as incurred.

(t)General and administrative expenses

General and administrative expenses primarily consist of payroll and other employee-related expenses for general corporate functions, professional service fees, rental expenses and other general corporate related expenses.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(u)Employee benefits

Full-time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the PRC subsidiaries, consolidated VIE and VIE’s subsidiaries of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made. Total amounts of such employee benefit expenses contributed by the Group, including accrued and unpaid amounts, were RMB449.8 million, RMB470.1 million and RMB436.7 million for the years ended December 31, 2023, 2024 and 2025, respectively.

(v)Share-based compensation

The Group grants share options and RSUs to its management, employees and non-employees. These share-based awards are accounted for in accordance with ASC 718, Compensation-Stock Compensation, and measured at the grant-date fair value. Share-based awards with only service conditions are recognized as expenses using the straight-line method over the requisite service period. For awards with performance conditions, share-based compensation expenses are recognized using the graded vesting method if and when it is probable that the performance condition will be achieved. Forfeitures are accounted for when they occur.

The fair value of share options is estimated using the binomial option-pricing model. The determination of the fair value is affected by the fair value of underlying ordinary shares as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, actual and projected employee and non-employee share option exercise behavior, risk-free interest rates and expected dividend yield. The fair value of RSUs is estimated based on the fair value of underlying ordinary shares of the Company on the grant date.

(w)Operating leases

The Group accounts for operating leases in accordance with ASC 842, Leases. Right-of-use assets and operating lease liabilities are recognized for operating leases at lease commencement date, based on the present value of lease payments over the lease term. As most of the Group’s leases do not provide an implicit rate, the Group uses the incremental borrowing rate, based on the information available at lease commencement date, to determine the present value of lease payments. Lease expenses are recognized on a straight-line basis over the lease term. The Group has elected the practical expedient to account for lease and non-lease components as a single lease component.

For operating leases with a term of one year or less, the Group has elected not to recognize any right-of-use asset or lease liability. Instead, lease payments are recognized as operating cost and expenses in the consolidated statements of comprehensive income on a straight-line basis over the lease term. Short-term lease expenses are immaterial to the consolidated financial statements.

(x)Income taxes

Current income taxes are recorded in accordance with the regulations of the relevant tax jurisdiction. The Group accounts for deferred income taxes under the liability method in accordance with ASC 740, Income Tax. Under this method, deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between carrying amounts of existing assets and liabilities in the financial statements and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive income in the period of change. Valuation allowances are established when necessary to reduce the amount of deferred tax assets if it is considered more likely than not that amount of deferred tax assets will not be realized.

The Group accounts for uncertainties in income taxes in accordance with ASC 740, which prescribes the recognition threshold a tax position is required to meet before being recognized in the financial statements. As of December 31, 2024 and 2025, the Group did not have any significant unrecognized uncertain tax positions.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(y)Comprehensive income/(loss)

Comprehensive income/(loss) is defined as the change in equity during a period from transactions and other events and circumstances excluding those resulting from investments by shareholders and distributions to shareholders. The Group recognizes foreign currency translation adjustments and changes in unrealized gains/(losses) on available-for-sale investments as other comprehensive income/(loss) in the consolidated financial statements. The income tax effect related to other comprehensive income for the year ended December 31, 2025 amounted to RMB20.0 million, and was immaterial for the years ended December 31, 2023 and 2024.

(z)Segment reporting

The Group has one operating and reportable segment mainly engaged in providing online recruitment services. The Group’s chief operating decision maker (“CODM”) is the Chief Executive Officer. The CODM assesses performance and determines resource allocation for the one operating segment based on the consolidated income from operations. The consolidated results regularly provided to the CODM include revenues, significant segment expenses and consolidated income from operations, which are consistent with those reported on the consolidated statements of comprehensive income. The CODM considers year-over-year fluctuations and budget-to-actual variances of these consolidated results when assessing performance and making operating decisions. The Group manages assets on a consolidated basis as reported on the consolidated balance sheets. Additionally, the Group’s long-lived assets are substantially located in the PRC and substantially all of the Group’s revenues are derived from entities within the PRC.

(aa)Net income per share

Basic net income per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net income per share is calculated by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potential ordinary shares consist of shares issuable upon the vesting of RSUs and the exercise of share options using the treasury stock method.

The two-class method is used for computing net income per share. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights, if applicable. Since the different classes of ordinary shares have identical rights except for voting and conversion rights and they share equally in dividends and residual net assets on a per share basis, the different classes of ordinary shares are presented as one class for the calculation of net income per share.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(bb)Recent accounting pronouncements

Recently adopted accounting pronouncements

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-09, Improvements to Income Tax Disclosures (Topic 740), which requires disclosure of disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The Group adopted this standard prospectively for the fiscal year 2025 and disclosed the required additional information about income taxes in the consolidated financial statements. This adoption did not have a material impact on the consolidated financial statements.

Recently issued accounting pronouncements not yet adopted

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of income statement expenses, which requires disaggregated disclosure of specific expense categories presented on the face of the income statement. It’s effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. This ASU should be applied prospectively with the option to apply the standard retrospectively. The Group is currently evaluating the impact of this standard on the consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. This ASU provides a practical expedient allowing an entity to assume that current conditions as of the balance sheet date remain unchanged over the remaining life of an asset when estimating expected credit losses. It’s effective for fiscal years beginning after December 15, 2025 and interim periods within those fiscal years, with early adoption permitted. This ASU should be applied prospectively. The Group is currently evaluating the impact of this standard and does not expect it to have a material impact on the consolidated financial statements.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities, to establish authoritative guidance on the accounting for government grants. This ASU is effective for fiscal years beginning after December 15, 2028 and interim periods within those fiscal years, with early adoption permitted. It can be applied using a modified prospective approach, a modified retrospective approach, or a retrospective approach. The Group is currently evaluating the impact of this standard and does not expect it to have a material impact on the consolidated financial statements.